Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other securities Investments (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Public and Corporate Bonds USD ($)	Mar. 31, 2013 Public and Corporate Bonds JPY (¥)	Mar. 31, 2012 Public and Corporate Bonds JPY (¥)	Mar. 31, 2013 Common stocks USD ($)	Mar. 31, 2013 Common stocks JPY (¥)	Mar. 31, 2012 Common stocks JPY (¥)	Mar. 31, 2013 Other debt securities USD ($)	Mar. 31, 2013 Other debt securities JPY (¥)	Mar. 31, 2012 Other debt securities JPY (¥)	Mar. 31, 2013 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount USD ($)	Mar. 31, 2013 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount JPY (¥)	Mar. 31, 2012 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount JPY (¥)	Mar. 31, 2013 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Public and Corporate Bonds USD ($)	Mar. 31, 2013 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Public and Corporate Bonds JPY (¥)	Mar. 31, 2012 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Public and Corporate Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Common stocks USD ($)	Mar. 31, 2013 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Common stocks JPY (¥)	Mar. 31, 2012 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Common stocks JPY (¥)
Gain (Loss) on Investments [Line Items]
Cost	$ 58,348	¥ 5,487,585	¥ 4,661,572	$ 46,262	¥ 4,350,942	¥ 3,606,290	$ 6,373	¥ 599,371	¥ 605,889	$ 5,713	¥ 537,272	¥ 449,393	$ 1,055	¥ 99,230	¥ 101,467	$ 214	¥ 20,148	¥ 22,047	$ 841	¥ 79,082	¥ 79,420
Gross unrealized gains	11,131	1,046,891	538,404	2,244	211,070	74,357	8,553	804,405	444,073	334	31,416	19,974
Gross unrealized losses	122	11,461	66,801	94	8,866	51,147	28	2,593	15,643	0	2	11
Fair value	$ 69,357	¥ 6,523,015	¥ 5,133,175	$ 48,412	¥ 4,553,146	¥ 3,629,500	$ 14,898	¥ 1,401,183	¥ 1,034,319	$ 6,047	¥ 568,686	¥ 469,356